EXIT AND DISPOSAL ACTIVITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EXIT AND DISPOSAL ACTIVITIES
Summary of exit and disposal activities

		Provision during the	Usage during the
	Balance as of	nine months ended	nine months ended	Balance as of
	December 31, 2016	September 30, 2017	September 30, 2017	September 30, 2017
	(in thousands)
Lease obligations and terminations	$18,000	$2,871	$2,153	$18,718
Reclassification of deferred rent	1,069			1,254
Total	$19,069			$19,972

		Provision during the	Payments during the
	Balance as of	year ended	year ended	Balance as of
	December 31, 2015	December 31, 2016	December 31, 2016	December 31, 2016
	(in thousands)
Lease obligations and terminations	$—	$19,423	$1,423	$18,000
Reclassification of deferred rent	—			1,069
Total	$—			$19,069